Condensed Consolidated Statement of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests in Consolidated Entities	Redeemable Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2014		1,987
Beginning balance at Dec. 31, 2014	$ 14,894	$ 20	$ 228,003	$ (213,042)	$ 0	$ (87)	$ 424
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	15,609		4,105	11,504		0
Deferred compensation plan distribution	142		80
Employee advances	69		69
Contributions from noncontrolling interests	115,410					115,410
Redemption value adjustment	182			182			(182)
Foreign currency translation adjustment	0
Net income (loss)	(1,190)			(1,190)
Net income (loss)	(12,042)					(10,852)	(2)
Ending balance (in shares) at Dec. 31, 2015		2,011
Ending balance at Dec. 31, 2015	136,636	$ 20	234,716	(202,546)	0	104,471	240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	11,573		6,073	5,439		61
Deferred compensation plan distribution	0
Employee advances	(41)		(41)
Contributions from noncontrolling interests	2,373					2,373
Redemption value adjustment	(936)			(936)			936
Foreign currency translation adjustment	0
Net income (loss)	(2,396)			(2,396)
Net income (loss)	(11,256)					(8,860)	(1,147)
Ending balance (in shares) at Dec. 31, 2016		2,016
Ending balance at Dec. 31, 2016	90,149	$ 20	237,796	(200,439)	0	52,772	1,480
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	8,469		7,746	684		39
Deferred compensation plan distribution	229
Employee advances	(433)		(433)
Purchase of OpenKey shares from noncontrolling interest holder (in shares)		71
Purchase of OpenKey shares from noncontrolling interest holder	5,454	$ 1	5,062			391	2,658
Contributions from noncontrolling interests	983					983
Redemption value adjustment	(1,270)			(1,270)			1,270
Foreign currency translation adjustment	(135)
Net income (loss)	(18,352)			(18,352)
Net income (loss)	(18,710)					(358)	(1,484)
Ending balance (in shares) at Dec. 31, 2017		2,094
Ending balance at Dec. 31, 2017	30,957	$ 21	249,695	(219,396)	(135)	772	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	3,797		3,789			8
Deferred compensation plan distribution	80		80
Employee advances	105		105
Purchase of OpenKey shares from noncontrolling interest holder (in shares)		9
Purchase of OpenKey shares from noncontrolling interest holder	838		838				(838)
Contributions from noncontrolling interests	2,666					2,666
Reallocation of carrying value	(1,166)		530			(1,696)	1,166
Redemption value adjustment	838			838			(838)
Foreign currency translation adjustment	(114)				(97)	(17)
Net income (loss)	(5,723)			(5,723)
Net income (loss)	(5,896)					(173)	61
Ending balance (in shares) at Mar. 31, 2018		2,103
Ending balance at Mar. 31, 2018	$ 32,105	$ 21	$ 255,037	$ (224,281)	$ (232)	$ 1,560	$ 4,662